Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 247,835	$ 429,824
Accounts receivable, net	196,655	25,513
Investment tax credits receivable		128,718
Other tax credits	122,872	30,525
Prepaid expenses	22,722	29,190
Total Current Assets	590,084	643,770
Investments	699,071	670,822
Intangible assets	25,835	1,932
Property and equipment, net	6,787	172,225
Total Assets	1,321,777	1,333,749
Current liabilities
Accounts payable	52,962	13,601
Accrued liabilities	14,323	26,308
Deferred revenue		57,862
Total current liabiliities	93,120	99,855
Deferred rent	25,835	1,932
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at June 30, 2020 and March 31, 2020.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at June 30, 2020 and March 31, 2020.
Common shares, no par value, Unlimited authorized shares; 8,136,348 shares issued and outstanding as at June 30, 2020 and 8,136,348 shares as at March 31, 2020.	$ 19,491,842	$ 19,491,842
Additional paid-in capital	2,966,068	2,966,068
Accumulated deficit	(21,042,724)	(20,631,105)
Accumulated other comprehensive income	(187,069)	(592,812)
Total shareholders' equity	1,228,657	1,233,894
Total liability and equity	$ 1,321,777	$ 1,333,749